Deferred income tax asset and liability	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred income tax asset and liability
15.
Deferred Income Tax asset and liability
(a)
As indicated in Note 3.4(aa), the net deferred tax position has been met based on the separate financial statement of each Subsidiary domiciled in Peru. The following table presents a summary of the items comprising the Subsidiaries' deferred Income Tax:

	2025	2024
	S/(000)	S/(000)
Deferred asset
Tax loss	32,403	22,400
Provision for loan portfolio and other provisions	4,479	3,859
Deferred service income	2,621	5,386
Right-of-use assets	227	436
Others	20,221	15,402
Deferred liability
Deferred cost of POS affiliation and registration	(14,383)	(22,708)
Deemed cost of fixed assets	(1,118)	(2,950)
Others	(2,578)	(2,619)
Total deferred Income Tax asset, net	41,872	19,206
Deferred asset
Provision for loan portfolio and other provisions	212,594	200,241
Deferred income from indirect credits (stand-by letters)	2,946	3,629
Right-of-use assets	2,780	2,299
Unrealized gain from derivatives	1,082	7,743
Modification of rescheduled loan cash flows	714	580
Net unrealized gain from fluctuation in investments through other comprehensive income	360	4,542
Others	24,752	16,793
Deferred liability
Interest of past-due and refinanced loans	(170,965)	(149,111)
Amortization of intangible assets, net	(63,783)	(76,149)
Higher value of intangibles generated by business combination	(62,527)	(68,636)
Deemed cost of fixed assets	(58,056)	(56,481)
Leveling of assets and liabilities	(20,331)	(21,741)
Higher value of property, furniture and equipment and right-of-use generated by business combination	(810)	(889)
Others	(4,882)	(3,473)
Total deferred Income Tax liability, net	(136,126)	(140,653)

(b)
In Management’s opinion, the deferred Income Tax assets will be recovered from the taxable income that will be generated by each company of the Group over the coming years, including the portion that is recorded in the consolidated statement of changes in equity.
(c)
The table below presents the amounts reported in the consolidated statement of income for the years 2025, 2024 and 2023:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Current – Expense	526,913	188,236	140,332
Income tax on dividends, Note 17(b)	40,829	26,076	33,020
Deferred – (Income) Expense	(37,490)	100,053	102,244
	530,252	314,365	275,596
(d)
The table below presents the reconciliation of the effective Income Tax rate to the statutory tax rate for the Group:

	2025		2024		2023
	S/(000)%		S/(000)%		S/(000)%
Income before Income Tax	2,473,447	100.0	1,621,826	100.0	1,354,872	100.0
Theoretical tax	729,667	29.5	478,439	29.5	399,687	29.5
(Decrease) increase in income of Subsidiaries not domiciled in Peru	(40,397)	(1.6)	1,299	0.1	46,453	3.4
Non-taxable income, net	(272,937)	(11.0)	(284,298)	(17.5)	(275,379)	(20.3)
Permanent non-deductible expenses	123,501	5.0	115,616	7.1	109,602	8.1
Non-taxable exchange difference	(9,582)	(0.4)	3,309	0.2	(4,767)	(0.4)
Income Tax	530,252	21.5	314,365	19.4	275,596	20.3